INCOME TAXES - Foreign Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Foreign pretax earnings	$ 12,900	$ 13,800	$ 16,700
Accumulated undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	6,500
Additional tax liability to be provided should be undistributed earnings of foreign subsidiaries which were indefinitely invested were remitted currently	1,800
Total bad debt reserved not included in deferred tax liabilities calculation	358
Deferred tax liabilities not recognized relating to bad debt reserved	$ 75